Other Payables And Accrued Expenses	12 Months Ended
Dec. 31, 2012
Other Payables And Accrued Expenses [Abstract]
Other Payables And Accrued Expenses
Note 13 -        OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2012	2011
Payroll and related expenses	$136,240	$143,805
Provision for vacation pay	47,236	43,401
Provision for income tax, net of advances	35,269	26,858
Other income tax liabilities	34,451	36,707
Value added tax ("VAT") payable	11,160	15,202
Provision for royalties	31,410	31,549
Provision for warranty	196,559	185,067
Derivative instruments	4,956	25,954
Deferred income tax, net	479	-
Provision for losses on long-term contracts (1)	51,850	109,171
Other (2)	154,840	138,815
	$704,450	$756,529

(1)	Includes a provision of $5,167 and $43,900 as of December 31, 2012 and 2011, respectively, related to the cessation of a program with a foreign customer (See Note 1(C)).

(2)
Primarily includes provisions for estimated future costs in respect of (1) penalties and the probable loss from claims (legal or unasserted) in the ordinary course of business (e.g., damages caused by the items sold and claims as to the specific products ordered), and (2) unbilled services of service providers.